Income Taxes (Tables)	9 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax Rate to Income

The sources and tax effects of the differences for the periods presented are as follows:

As of December 31, 2015
Deferred tax assets:
Net operating tax carry-forwards	$10,305

Gross deferred tax asset	10,305
Valuation allowance	(10,305)
Net deferred tax assets	$-